SUBSEQUENT EVENTS (Narrative) (Details) (USD $)	0 Months Ended
Jan. 17, 2013
David Rector
Subsequent Event [Line Items]
Subsequent Event Description	In consideration for Mr. Rector’s services as interim Chief Executive Officer, the Company’s Board of Directors awarded Mr. Rector a restricted stock grant under its 2012 Equity Incentive Plan
Stock granted for services rendered	3,000,000
Vest Terms	Vest in three equal installments on January 17, 2014, January 17, 2015 and January 17, 2016.
Annual salary	$ 185,000
Lindsay
Subsequent Event [Line Items]
Subsequent Event Description

Board of Directors appointed James Davidson as a director of the Company.  In connection with his appointment as a director, the Company’s Board of Directors awarded Mr. Davidson a restricted stock grant under the Company’s 2012 Equity Incentive Plan

Stock granted for services rendered	500,000
Vest Terms	Vest in two equal installments on January 17, 2014 and January 17, 2015.